Investment Property (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT PROPERTY.
Summary of Changes in Investment Property

	Investment Properties, Gross	Accumulated Depreciation, Amortization and Impairment	Investment Properties, Net
Investment Property, Net, Cost Model	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2021	9,189,377	(1,767,437)	7,421,940
Depreciation expense	—	(19,812)	(19,812)
Reversals of value impairment loss recognized in the income statement	—	136,877	136,877
Balance as of December 31, 2021	9,189,377	(1,650,372)	7,539,005
Owner-occupied real property transfers	(1,479,063)	557,282	(921,781)
Depreciation expense	—	(7,701)	(7,701)
Reversals of value impairment recognized in the income statement	—	738,739	738,739
Balance as of December 31, 2022	7,710,314	(362,052)	7,348,262

Schedule of fair value hierarchy of investment properties

	Fair value measured as of December 31, 2021
	Level 1	Level 2	Level 3
	ThCh$	ThCh$	ThCh$
Investment properties	—	—	8,398,984
See Note 3.h.
Summary of Income and Expenses from Investment Properties

	2022	2021	2020
Income and expense from investment properties	ThCh$	ThCh$	ThCh$
Income derived from rental income from investment properties	131,531	204,483	196,955
Direct operating expenses from investment properties that generate rental income	(18,551)	(39,727)	(36,761)
Total	112,980	164,756	160,194